Rule 497(e)

Registration Nos. 333-182308 and 811-22717

FIRST TRUST EXCHANGE-TRADED FUND VI
(the “Trust”)

FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF
(the “Fund”)

SUPPLEMENT TO THE FUND’S PROSPECTUS

DATED MARCH 30, 2020

Notwithstanding anything to the contrary in the Fund’s Prospectus or the supplement to the Fund’s Prospectus dated March 23, 2020, the Fund’s Index was rebalanced and reconstituted effective as of March 30, 2020.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND’S PROSPECTUS FOR FUTURE REFERENCE